EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2016
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

13.     EMPLOYEE BENEFIT PLAN

Full time employees of the Company in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Company accrues for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits were RMB40,311, RMB97,332 and RMB235,794 for the years ended December 31, 2014, 2015 and 2016, respectively.